Other assets - Schedule of Other Assets (Detail) - CAD CAD in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Supplies and consumables inventory	CAD 15,568	CAD 14,977
Income tax receivable	2,951	3,096
Deferred financing costs	10,198	3,211
Other	6,136	4,306
Total other assets	34,853	25,590
Less current portion	(18,519)	(18,073)
Other assets, noncurrent	CAD 16,334	CAD 7,517